Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 417,510	$ 225,995	$ 15,193
Prepaid expenses	5,495	5,331	1,728
Inventory, net	24,726	23,596	4,149
Total current assets	447,731	254,922	21,070
Property and equipment, net	4,297
Intangible assets	792,857	825,000	889,286
Goodwill	69,782	69,782	69,782
Other assets	2,125
Total assets	1,316,792	1,149,704	980,138
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	335,954	341,873	45,917
Accrued expenses and other current liabilities	133,851	125,316	222,512
Total current liabilities	469,805	467,189	268,429
Advances - related party	297,820	257,820	177,820
Total liabilities	767,625	725,009	446,249
Stockholders' equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $0.001 par value, 100,000,000 shares authorized, 17,348,206 and 16,223,206 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	17,348	16,223	14,041
Additional paid-in capital	2,284,497	1,621,756	905,964
Deficit accumulated during the development stage	(1,752,678)	(1,213,284)	(386,116)
Total stockholders' equity	549,167	424,695	533,889
Total liabilities and stockholders' equity	$ 1,316,792	$ 1,149,704	$ 980,138